Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2026
Earnings Per Share [Abstract]
Net income attributable to common shareholders	$ 42	$ 71	$ 150	$ 194	$ 220	$ 208	$ 163
Weighted-average shares outstanding - basic (in shares)	294,830,037	294,821,318	294,824,224	294,821,318
Effect of dilutive securities - RSUs	1,310,624		436,875
Weighted-average shares outstanding - diluted (in shares)	296,140,661	294,821,318	295,261,099	294,821,318
Income per share - Basic (in USD per share)	$ 0.14	$ 0.24	$ 0.51	$ 0.66
Income per share - Diluted (in USD per share)	$ 0.14	$ 0.24	$ 0.51	$ 0.66
Antidilutive RSUs excluded from the diluted EPS calculation	0		0
Number of shares outstanding (in shares)	294,840,885		294,840,885		0			294,821,318